Stock-Based Compensation Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Options granted	4,633
Weighted average fair value of options granted	$ 42.85
Number of options exercised	116,609	292,808
Increase in equity	$ 1,000	$ 3,600
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	37,100
Weighted average period for recognition	1 year 9 months 18 days
Restricted Stock Units [Member]
Options granted	6,247
Unrecognized compensation cost	$ 18,200
Weighted average period for recognition	3 years 4 months 24 days